Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2020
Supplemental Cash Flow Information [Abstract]
Schedule of supplemental cash flow information from collateralized securities received
The accompanying cash flows are included in cash flows from operating activities in the Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

($ in thousands)	2020	2019	2018
Net change in proceeds managed
Net change in short-term investments	$81,718	$(88,323)	$(10,721)
Operating cash flow provided (used)	$81,718	$(88,323)	$(10,721)

Net change in liabilities
Liabilities for collateral, beginning of year	$(158,111)	$(69,788)	$(59,067)
Liabilities for collateral, end of year	(76,393)	(158,111)	(69,788)
Operating cash flow (used) provided	$(81,718)	$88,323	$10,721